UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2001
                                                ------------------
Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION

Address:          2814A HILLCREEK DRIVE
                  AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

    /S/ KEVIN M. WILSON              Augusta, GA             November 7, 2002
    ----------------------------    -----------------------  -----------------
    [Signature]                     [City, State]                [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                          0
                                                  -------------------------

Form 13F Information Table Entry Total:                  88
                                                  -------------------------

Form 13F Information Table Value Total:                  4,624,505
                                                  -------------------------
                                                       (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                        Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]

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


                           ASSET ADVISORS CORPORATION

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 9/30/02



                                                Market             Investment Descretion                  Voting Authority
          Title                   CUSIP          Value             -------------------------  Other   ---------------------------
Name of Issuer  & of Class       Number         (1000's) Shares  (a)Sole (b)Shared (c)Other  Manager (a)Sole (b)Shared  (c)Other
--------------------------       ----------    --------- ------   ------- --------- -------- ------- ------- ---------  --------


TOTALS:                                        134,171   4,624,505


Coca-Cola Company                191216100      15,113      315111      315111                                             315111
Exxon Mobil Corporation          30231G102       7,215      226182      226182                                             226182
Johnson & Johnson                478160104       6,081      112441      112441                                             112441
Microsoft Corp.                  594918104       5,801      132627      132627                                             132627
General Electric Co              369604103       5,036      204317      204317                                             204317
Merck & Co Inc                   589331107       4,597      100575      100575                                             100575
American Int'l Group             026874107       4,415       80708       80708                                              80708
American Express Co              025816109       4,157      133315      133315                                             133315
Jefferson Pilot Corp             475070108       4,083      101823      101823                                             101823
Suntrust Banks Inc               867914103       3,704       60254       60254                                              60254
Paychex Inc.                     704326107       3,386      139530      139530                                             139530
Bank of America Corp             060505104       3,313       51923       51923                                              51923
Wal-Mart Stores                  931142103       2,791       56681       56681                                              56681
Anheuser-Busch Co Inc            035229103       2,596       51300       51300                                              51300
Hershey Foods Corp               427866108       2,440       39316       39316                                              39316
T Rowe Price Group.              74144T108       2,398       96080       96080                                              96080
Georgia Bank Fin Corp            373127109       2,314       56447       56447                                              56447
FedEx Corp                       31428X106       2,163       43200       43200                                              43200
Mediacom Communications
     Corp ClA                    58446K105       2,145      399484      399484                                             399484
Royal Dutch Pete                 780257804       2,013       50108       50108                                              50108
Charles Schwab Corp              808513105       1,729      198740      198740                                             198740
St Joe Company                   790148100       1,645       59600       59600                                              59600
American Water Works             030411102       1,465       32800       32800                                              32800
Wachovia Corp                    929903102       1,447       44278       44278                                              44278
Alltel Corp.                     020039103       1,445       36000       36000                                              36000
Stan&Poors Dep Recs.             78462F103       1,437       17565       17565                                              17565
Health Care Ppty Inv Inc         421915109       1,436       33700       33700                                              33700
PepsiCo Incorporated             713448108       1,274       34480       34480                                              34480
Pfizer Inc.                      717081103       1,218       41980       41980                                              41980
Tribune Company.                 896047107       1,200       28700       28700                                              28700
Home Depot                       437076102       1,192       45653       45653                                              45653
BerkshireHathawayClB             084670207       1,127         457         457                                                457
Intuit Inc                       461202103       1,097       24100       24100                                              24100
Cousins Properties Inc           222795106       1,014       44100       44100                                              44100
Intel Corp                       458140100       1,007       72522       72522                                              72522
Block (H&R) Inc                  093671105       1,004       23890       23890                                              23890
Equity Rsntl Pptys Tr            29476L107         979       40904       40904                                              40904
Walt Disney Holdings Co          254687106         899       59370       59370                                              59370
Carnival Corp.                   143658102         894       35600       35600                                              35600
Southtrust Corp                  844730101         892       36774       36774                                              36774
I Shares US Total Mkt.           464287846         861       22650       22650                                              22650
Cisco Systems                    17275R102         856       81653       81653                                              81653
Intern'l Business Mach           459200101         822       14086       14086                                              14086
Kimberly Clark Corp              494368103         819       14462       14462                                              14462
Forest Laboratories Inc          345838106         795        9700        9700                                               9700
Gillette Co                      375766102         795       26864       26864                                              26864
SBC Communications               78387G103         641       31872       31872                                              31872
Cintas Corp                      172909105         627       14950       14950                                              14950
BellSouth Corp                   079860102         597       32515       32515                                              32515
Procter & Gamble Co              742718109         588        6574        6574                                               6574
Intl Game Technology             448947101         573        8290        8290                                               8290
Barrick Gold Corp.               02451E109         566       36400       36400                                              36400
Royal Bank Scotland prd D
      9.125%                     780097606         548       19800       19800                                              19800
Diebold Inc                      253651103         546       16600       16600                                              16600
Interpublic GroupofCos           460690100         514       32400       32400                                              32400
T I B Financial Corp             872449103         504       38200       38200                                              38200
State Street Corp                857477103         504       13046       13046                                              13046
Delta & Pine Land Co             247357106         489       26096       26096                                              26096
CitiGroup Inc                    172967101         458       15440       15440                                              15440
Genuine Parts Co                 372460105         423       13800       13800                                              13800
Church & Dwight Co               171340102         404       12200       12200                                              12200
Marsh & McLennan Co Inc.         571748102         349        8386        8386                                               8386
Dover Corporation                260003108         330       13000       13000                                              13000
AGL Resources Inc                047753108         326       14759       14759                                              14759
Cross Timbers Royalty Tr         22757R109         321       18200       18200                                              18200
Southern Company                 842587107         309       10738       10738                                              10738
Mattel Inc                       577081102         288       15982       15982                                              15982
Swiss Helvetia Fund Inc          870875101         272       29133       29133                                              29133
Verizon Communications           92343V104         256        9327        9327                                               9327
Clarcor Inc                      179895107         246        8000        8000                                               8000
Macrovision.                     555904101         245       20000       20000                                              20000
ChevronTexaco Corp               721467108         237        3428        3428                                               3428
Abbott Labs                      002824100         234        5790        5790                                               5790
Colgate-Palmolive Co             194162103         228        4226        4226                                               4226
Dominion Res Inc Va New          25746U109         218        4300        4300                                               4300
Bristol Myers Squibb Co          110122108         214        8999        8999                                               8999
Regions Finl Corp                758940100         211        6444        6444                                               6444
Choicepoint Inc                  170388102         210        5899        5899                                               5899
Newmont Mining Corp.             651639106         206        7500        7500                                               7500
Earth Search Science Inc         270313109           7      138000      138000                                             138000
Internap Network Services Corp   45885A102          20       93698       93698                                              93698
Migratec Inc                     598622108           8       27250       27250                                              27250
Psinet Inc                       74437C101           0       25886       25886                                              25886
Universal Display Cp             91347P105          99       16500       16500                                              16500
Interdigital Communications      45866A105         102       11724       11724                                              11724
Fidelity Nat'l Corp              316396100          94       10560       10560                                              10560
Flag Financial Corp              33832H107         109       10365       10365                                              10365
All Other less than
10000 shares and
less than $200,000               various         5,940      246178      246178                                             246178



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